CONSOLIDATED INCOME STATEMENTS - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Revenues	$ 745.5	$ 643.4
Operating expenses	377.3	339.9
Depreciation and depletion	195.7	193.1
Revenue less cost of goods sold	172.5	110.4
Corporate administration	21.8	15.6
Share-based payment expenses	2.2	7.6
Exploration and business development	11.2	5.8
Income from operations	137.3	81.4
Finance income	0.3	1.1
Finance costs	(34.8)	(79.2)
Other gains (losses)	57.5	(78.3)
Income (loss) before taxes	160.3	(75.0)
Income tax expense	(19.7)	(4.3)
Net earnings (loss)	$ 140.6	$ (79.3)
Earnings (loss) per share
Basic (in dollars per share)	$ 0.21	$ (0.12)
Diluted (in dollars per share)	$ 0.21	$ (0.12)
Weighted average number of shares outstanding (in millions)
Basic (in shares)	680.8	676.3
Diluted (in shares)	682.4	676.3